Portfolio of Available for Sale Securities (Detail) In Millions, unless otherwise specified	Sep. 30, 2014 USD ($)	Sep. 30, 2014 INR	Mar. 31, 2014 INR	Sep. 30, 2014 Debt securities, other than asset and mortgage-backed securities USD ($)	Sep. 30, 2014 Debt securities, other than asset and mortgage-backed securities INR	Mar. 31, 2014 Debt securities, other than asset and mortgage-backed securities INR	Sep. 30, 2014 Debt securities, other than asset and mortgage-backed securities Government of India securities INR	Mar. 31, 2014 Debt securities, other than asset and mortgage-backed securities Government of India securities INR	Sep. 30, 2014 Debt securities, other than asset and mortgage-backed securities State government securities INR	Mar. 31, 2014 Debt securities, other than asset and mortgage-backed securities State government securities INR	Sep. 30, 2014 Debt securities, other than asset and mortgage-backed securities Fair Values Of Credit Substitutes INR	Mar. 31, 2014 Debt securities, other than asset and mortgage-backed securities Fair Values Of Credit Substitutes INR	Sep. 30, 2014 Debt securities, other than asset and mortgage-backed securities Other corporate/financial institution bonds INR	Mar. 31, 2014 Debt securities, other than asset and mortgage-backed securities Other corporate/financial institution bonds INR	Sep. 30, 2014 Debt securities, other than asset and mortgage-backed securities Certificates of Deposit INR	Mar. 31, 2014 Debt securities, other than asset and mortgage-backed securities Certificates of Deposit INR	Sep. 30, 2014 Mortgage-backed securities INR	Mar. 31, 2014 Mortgage-backed securities INR	Sep. 30, 2014 Asset-backed securities INR	Mar. 31, 2014 Asset-backed securities INR	Sep. 30, 2014 Other securities (including mutual fund units) INR	Mar. 31, 2014 Other securities (including mutual fund units) INR	Sep. 30, 2014 Securities with gross unrealized losses INR	Mar. 31, 2014 Securities with gross unrealized losses INR	Sep. 30, 2014 Securities with gross unrealized gains INR	Mar. 31, 2014 Securities with gross unrealized gains INR
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 18,175.1	1,125,400.8	927,284.9		1,110,449.4	910,312.2	984,454.8	839,248.3	19,888.8	161.8	99,583.9	65,001.6	5,556.1	4,979.2	965.8	921.3	1,489.3	1,743.2	12,674.0	14,442.1	788.1	787.4
Gross Unrealized Gains	75.3	4,666.5	1,749.8		3,906.3	1,163.9	3,270.9	919.1	274.1	0	263.8	177.0	94.7	61.8	2.8	6.0	80.5	91.5	229.6	211.2	450.1	283.2
Gross Unrealized Losses	194.4	12,040.3	20,210.4		11,755.6	19,796.2	11,740.1	19,762.5	0.7	0.9	14.5	31.5	0.3	1.3	0	0	0	0.3	284.7	409.9	0	4.0
Fair Value	$ 18,056.0	1,118,027.0	908,824.3	$ 17,806.8	1,102,600.1	891,679.9	975,985.6	820,404.9	20,162.2	160.9	99,833.2	65,147.1	5,650.5	5,039.7	968.6	927.3	1,569.8	1,834.4	12,618.9	14,243.4	1,238.2	1,066.6	810,680.4	699,169.1	307,346.6	209,655.2